Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements
(15)	Fair Value Measurements

The Company uses fair value measurements to record fair value adjustments to certain financial and nonfinancial assets and liabilities. The FASB ASC Topic 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for the measurement of fair value, and enhances disclosures about fair value measurements. The standard applies whenever other standards require (permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. In this standard, FASB clarified the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, the standard establishes a fair value hierarchy that prioritizes the information used to develop those assumptions. As of December 31, 2011 and 2010, there were no transfers into or out of Level 2.

The fair value hierarchy is as follows:

Level 1 — Inputs are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These might include quoted prices for similar assets and liabilities in active markets, such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 — Inputs are unobservable inputs for the asset or liability and significant to the fair value. These may be internally developed using the Company’s best information and assumptions that a market participant would consider.

ASC Topic 820 also provides guidance on determining fair value when the volume and level of activity for the asset or liability has significantly decreased and on identifying circumstances when a transaction may not be considered orderly.

The Company is required to disclose assets and liabilities measured at fair value on a recurring basis separate from those measured at fair value on a nonrecurring basis. Nonfinancial assets measured at fair value on a nonrecurring basis would include foreclosed real estate, long-lived assets, and core deposit intangible assets, which are reviewed when circumstances or other events indicate that impairment may have occurred.

Valuation methods for instruments measured at fair value on a recurring basis

Following is a description of the Company’s valuation methodologies used for assets and liabilities recorded at fair value on a recurring basis:

Available-for-sale securities

Available-for-sale securities are recorded at fair value on a recurring basis. Available-for-sale securities is the only balance sheet category the Company is required to prepare in conformity with U.S. GAAP to carry at fair value on a recurring basis. Securities classified as available for sale are reported at fair value utilizing Level 2 inputs. For these securities, the Company obtains fair value measurements from an independent pricing service. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond’s terms and conditions, among other things.

		Fair Value Measurements At December 31, 2011 Using
Description	Fair Value December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

U.S. treasury	$2,054,102	$—	$2,054,102	$—
Government sponsored enterprises	70,313,978	—	70,313,978	—
Asset-backed securities	107,328,618	—	107,328,618	—
Obligations of states and political subdivisions	34,109,303	—	34,109,303	—

Total	$213,806,001		$213,806,001	$—

		Fair Value Measurements At December 31, 2010 Using
Description	Fair Value December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

U.S. treasury	$1,027,891	$—	$1,027,891	$—
Government sponsored enterprises	53,341,551	—	53,341,551	—
Asset-backed securities	90,176,241	—	90,176,241	—
Obligations of states and political subdivisions	34,431,867	—	34,431,867	—

Total	$178,977,550		$178,977,550	$—

Valuation methods for instruments measured at fair value on a nonrecurring basis

Following is a description of the Company’s valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis:

Impaired Loans

The Company does not record loans at fair value on a recurring basis other than loans that are considered impaired. The net carrying value of impaired loans is generally based on fair values of the underlying collateral obtained through independent appraisals or internal evaluations, or by discounting the total expected future cash flows. Once the fair value of the collateral has been determined and any impairment amount calculated, a specific reserve allocation is made. Because many of these inputs are not observable, the measurements are classified as Level 3. As of December 31, 2011, the Company identified $30.4 million in impaired loans that had specific allowances for losses aggregating $3.7 million. Related to these loans, there was $11.3 million in charge-offs recorded during 2011.

Other Real Estate Owned and Repossessed Assets

Other real estate owned and repossessed assets consist of loan collateral which has been repossessed through foreclosure. This collateral is comprised of commercial and residential real estate and other non-real estate property, including autos, manufactured homes, and construction equipment. Other real estate owned assets are recorded as held for sale initially at the lower of the loan balance or fair value of the collateral less estimated selling costs. The Company relies on external appraisals and assessment of property values by our internal staff. In the case of non-real estate collateral, reliance is placed on a variety of sources, including external estimates of value and judgment based on experience and expertise of internal specialists. Subsequent to foreclosure, valuations are updated periodically, and the assets may be written down to reflect a new cost basis. Because many of these inputs are not observable, the measurements are classified as Level 3.

		Fair Value Measurements Using
Description	Fair Value December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)*
Impaired loans:
Commercial, financial, & agricultural	$642,745	$—	$—	$642,745	$(2,135,996)
Real estate construction - residential	396,460	—	—	396,460	(1,556,738)
Real estate construction - commercial	6,028,792	—	—	6,028,792	(279,088)
Real estate mortgage - residential	3,600,744	—	—	3,600,744	(1,509,328)
Real estate mortgage - commercial	15,980,238	—	—	15,980,238	(5,841,988)

Total	$26,648,979	$—	$—	$26,648,979	$(11,323,138)

Other real estate owned and repossessed assets	$16,020,023	$—	$—	$16,020,023	$(2,111,929)

		Fair Value Measurements Using
Description	Fair Value December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)*
Impaired loans:
Commercial, financial, & agricultural	$1,480,836	$—	$—	$1,480,836	$(1,634,544)
Real estate construction - residential	263,870	—	—	263,870	(863,399)
Real estate construction - commercial	3,284,371	—	—	3,284,371	(4,496,156)
Real estate mortgage - residential	4,459,151	—	—	4,459,151	(3,971,927)
Real estate mortgage - commercial	14,368,132	—	—	14,368,132	(3,626,892)

Total	$23,856,360	$—	$—	$23,856,360	$(14,592,918)

Other real estate owned and repossessed assets	$14,009,017	$—	$—	$14,009,017	$(3,528,011)

*	Total gains (losses) reported for other real estate owned and repossessed assets includes charge offs, valuation write downs, and net losses taken during the periods reported.